Financial Instruments - Disclosure Details Of Mutual Fund Allocation (Detail) - Brazil [Member] - Vinci Monalisa FIM Credito Privado IE [Member]		Dec. 31, 2024	Dec. 31, 2023
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage		100.00%	100.00%
Interest And Foreign Exchange [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	[1]	81.72%	84.93%
Foreign Investments [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	[2]	7.19%	4.56%
Macro [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	[3]	4.92%	3.96%
Specific Strategy [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	[4]	6.17%	6.55%

[1]	Funds that seek long-term returns via investments in fixed-income assets, admitting strategies that imply interest risk, price index risk and foreign currency risk.
[2]	Funds that invest in financial assets abroad in a portion greater than 40% of their net asset values.
[3]	Funds that operate in various asset classes (fixed income, variable income, foreign exchange, etc.), with investment strategies based on medium and long-term macroeconomic scenarios.
[4]	Funds that adopt an investment strategy that involves specific risks, such as commodities, futures of index, etc.